SEGMENT REPORTING (Reconciliation of Reporting Information from Segments to Consolidated Totals) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total revenues of reportable segment and consolidated revenues		$ 234,636	$ 199,574	$ 175,628
Operating Income
Total operating income for reportable segments		56,535	47,998	40,644
Consolidated income before taxes on income		55,546	50,054	41,833
Assets
Current assets		137,112	111,189
Property and equipment, net		39,047	35,644	31,514
Total assets		215,159	178,019
Other significant items
Expenditures for assets		10,027	9,331	14,871
Asset expenditures, reportable segments and unallocated amounts		16,308	13,829	18,547
Depreciation, amortization and impairment for reportable segments		10,358	9,160	8,788
Depreciation and amortization		13,519	11,635	11,962
Reportable Segment [Member]
Operating Income
Total operating income for reportable segments		56,535	47,998	40,644
Assets
Total assets	[1]	116,353	103,976	76,055
Other significant items
Expenditures for assets		10,027	9,331	14,871
Depreciation, amortization and impairment for reportable segments		10,358	9,160	9,717
Segment Reconciling Items [Member]
Operating Income
Financing income, net		(989)	2,056	1,189
Assets
Current assets		59,412	43,874	46,119
Investments in affiliated and other companies		16,221	12,060	4,783
Property and equipment, net		15,092	10,912	8,730
Other unallocated amounts		8,081	7,197	6,316
Other significant items
Expenditure for assets unallocated amounts		6,281	4,498	3,676
Depreciation and amortization, unallocated amounts		$ 3,161	$ 2,475	$ 2,245

[1]	Including goodwill.